Statutory reserve (Details Narrative) - PRC [Member] - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Profits after taxation, percentage	10.00%
Total statutory reserve	¥ 0.6	¥ 0.3
Variable interest entity	50.00%
Reserve balance	50.00%